Investments - Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Cumulative unrealized gains on equity securities	$ 28	$ 74
Cumulative unrealized losses on equity securities	323	205
Sales to equity method investees	$ 83	$ 51